Investment Objectives and Goals - Massachusetts Investors Growth Stock Fund	Nov. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Massachusetts Investors Growth Stock Fund Summary of Key Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s investment objective is to seek capital appreciation.